Goodwill and intangible assets - Impairment testing (commentary) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Owned property, plant and equipment	$ 10,412	$ 10,480
Right-of-use assets	$ 4,002	$ 4,222
Increase (decrease) in discount rate	1.00%
Increase (decrease) in cash flow projections	30.00%
Corporate Centre
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Owned property, plant and equipment	$ 2,100
Right-of-use assets	600
Computer software	500
Subsidiaries | HSBC Bank plc | Internally generated software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss intangible assets	$ 1,300
Corporate Centre
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) in discount rate	1.10%
Increase (decrease) in cash flow projections	12.00%
Bottom of range | Corporate Centre
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 0
Bottom of range | Europe
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current measurement of fair value less costs of disposal	8.50%
Bottom of range | Corporate Centre
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current measurement of fair value less costs of disposal	10.50%
Top of range | Corporate Centre
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 27,500
Top of range | Europe
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current measurement of fair value less costs of disposal	9.70%
Top of range | Corporate Centre
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current measurement of fair value less costs of disposal	11.60%